Consolidated Balance Sheets (Parentheticals) shares in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for credit losses (in Dollars) | $	$ 900	$ 900
Ordinary shares, authorized	180,000	180,000
Ordinary shares, issued	56,617	54,441
Ordinary shares, outstanding	56,617	54,441